Statement of Cash Flows	6 Months Ended				9 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 GBP (£)	Sep. 30, 2020 GBP (£)	Sep. 30, 2019 GBP (£)
Cash (used in)/generated from operations
Cash (used in)/generated from operations	£ (1,166,170)	€ (1,166,170)	£ (1,763,850)	€ (1,763,850)	£ 3,100,841	£ (1,677,478)
Tax received						644,950
Net cash (used in)/generated from operating activities	(1,166,170)		(1,763,850)		3,100,841	(1,032,528)
Cash flows from investing activities
Capital expenditure on property, plant and equipment	(64,688)		(4,904)		(4,357)	(20,360)
Capital expenditure on intangibles	(3,059,269)		(653,251)		(2,927,040)	(3,517,226)
Net cash used in investing activities	(3,123,957)		(658,155)		(2,931,397)	(3,537,586)
Cash flows from financing activities
Proceeds from issue of convertible loans					3,000,000	500,000
Proceeds from borrowings	10,500,000		500,000			800,000
Net cash generated from financing activities	9,700,000	(9,700,000)	500,000	(500,000)	3,000,000	1,300,000
Net increase/(decrease) in cash and cash equivalents	5,409,873	5,409,873		(1,922,005)	3,169,444	(3,270,114)	£ (1,922,005)
Cash and cash equivalents at beginning of period	150,616		3,420,730		251,286	3,420,730
Cash and cash equivalents at end of period	£ 5,560,489	€ 5,560,489	£ 1,498,725	€ 1,498,725	£ 3,420,730	£ 150,616	£ 3,420,730